STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Professional fees and other expenses	$ (584,224)		$ (187,706)		$ (836,460)	$ (543,125)	$ (1,077,427)	$ (1,853,300)
Franchise tax	7,747		(11,000)		3,247	(22,050)	(21,297)	(163,296)
LOSS FROM OPERATIONS	(576,477)		(198,706)		(833,213)	(565,175)	(1,098,724)	(2,016,596)
Other income (expense):
Interest earned and unrealized loss on marketable securities held in Trust Account			93,954			283,114
Interest earned on marketable securities held in Trust Account							372,050	1,566,410
Change in fair value of forward purchase agreement	0		(210,365)		665,116	(167,264)	(235,095)
TOTAL OTHER (LOSS) INCOME BEFORE TAXES	(703,701)		(315,117)		(295,321)	(449,325)	(961,769)	(450,186)
Income Tax Expense			(17,420)			(54,823)	(72,824)	(250,739)
NET LOSS	(703,701)	$ 408,380	(332,537)	$ (171,611)	(295,321)	(504,148)	(1,034,593)	(700,925)
Common stock subject to possible redemption
Other income (expense):
NET LOSS	$ (52,208)		$ (63,694)		$ (22,775)	$ (148,930)	$ (212,955)	$ (542,232)
Basic Weighted average shares outstanding	260,522		770,221		271,672	1,363,026	842,606	11,058,904
Diluted Weighted average shares outstanding	260,522		770,221		271,672	1,363,026	842,606	11,058,904
Basic net loss per share	$ (0.20)		$ (0.08)		$ (0.08)	$ (0.11)	$ (0.25)	$ (0.05)
Diluted net loss per share	$ (0.20)		$ (0.08)		$ (0.08)	$ (0.11)	$ (0.25)	$ (0.05)
Common stock not subject to possible redemption
Other income (expense):
NET LOSS	$ (651,493)		$ (268,843)		$ (272,546)	$ (355,218)	$ (821,638)	$ (158,693)
Basic Weighted average shares outstanding	3,251,000		3,251,000		3,251,000	3,251,000	3,251,000	3,236,578
Diluted Weighted average shares outstanding	3,251,000		3,251,000		3,251,000	3,251,000	3,251,000	3,236,578
Basic net loss per share	$ (0.20)		$ (0.08)		$ (0.08)	$ (0.11)	$ (0.25)	$ (0.05)
Diluted net loss per share	$ (0.20)		$ (0.08)		$ (0.08)	$ (0.11)	$ (0.25)	$ (0.05)